Offerings - Offering: 1	Dec. 19, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A ordinary shares, US$0.008 par value per share
Maximum Aggregate Offering Price	$ 616,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 85.07
Offering Note	Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(c) under the Securities Act. The proposed maximum aggregate offering price is equal to the average of the high and low prices of shares of Youxin Technology Ltd ordinary shares on the Nasdaq Capital Market on December 18, 2025, multiplied by the number of shares registered.